              As filed with the Securities and Exchange Commission
                              on November 21, 2000

                           Registration No. 811-10091
                           --------------------------

            --------------------------------------------------------

                     U.S. Securities and Exchange Commission

                             Washington, D.C. 20549

                                    FORM N-2

                        (Check appropriate box or boxes)
 ---
/ X /    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF  1940
 ---

                            CTB Securities Trust Fund
               (Exact Name of Registrant as Specified in Charter)

                            22939 Hawthorne Boulevard
                           Torrance, California 90505
                    (Address of Principal Executive Offices)

                                 (310) 791-8002
              (Registrant's Telephone Number, including Area Code)

                                    Helen Lin
                            22939 Hawthorne Boulevard
                           Torrance, California 90505
                     (Name and Address of Agent for Service)

                                   Copies to:
                            MARTIN E. LYBECKER, ESQ.
                                  ROPES & GRAY
                               ONE FRANKLIN SQUARE
                               1301 K STREET, N.W.
                                 SUITE 800 EAST
                             WASHINGTON, D.C. 20005

          Approximate Date of Proposed Public Offering: Not Applicable

EXPLANATORY NOTE

This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, units of beneficial interest in the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act") since such units will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may only be made by "accredited investors" within the meaning of Regulation D under the 1933 Act which generally includes institutional investors. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any units of beneficial interest of the Registrant.

Pursuant to General Instruction G3 of Form N-2, a registration statement filed under only the 1940 Act shall consist of the facing sheet of the Form, responses to all items of Parts A and B except Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A thereof, responses to all items of Part C except Items 24.2h, 24.2l, 24.2n and 24.2o, required signatures, and all other documents that are required or which the Registrant may file as part of the registration statement.

PART A

ITEM 1. OUTSIDE FRONT COVER

         Not Applicable.

ITEM 2. COVER PAGES; OTHER OFFERING INFORMATION

         Not Applicable.

ITEM 3. FEE TABLE AND SYNOPSIS

         3.1. Expense Information

         Shareholder Transaction Expenses
         --------------------------------
                  Sales Load (as a percentage of offering price)....................... None
                  Dividend Reinvestment and Cash Purchase Plan Fees.................... None

         Annual Expenses
         ---------------
                  Management Fees...................................................... None
                  Other expenses(1).................................................... 0.095%
                  Total Annual Expenses ............................................... 0.095%

--------------------------------------------------------------------------------

---------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.

Example                  1 year        3 years        5 years      10 years

--------------------------------------------------------------------------------

You would pay the
following expenses
on a $1,000 investment,
assuming a 5% annual
return:                     $3             $9            $16          $36

--------------------------------------------------------------------------------

         The purpose of the preceding table is to assist the investor in understanding the various costs and expenses that an investor in CTB Securities Trust Fund (the "Fund") will bear directly or indirectly.

         The example above should not be considered a representation of future expenses, which may be higher or lower.

         3.2. Not Applicable.

         3.3. Not Applicable.

ITEM 4. FINANCIAL HIGHLIGHTS

         Not Applicable.

ITEM 5. PLAN OF DISTRIBUTION

         Not Applicable.

ITEM 6. SELLING SHAREHOLDERS

         Not Applicable.

ITEM 7. USE OF PROCEEDS

         Not Applicable.

ITEM 8. GENERAL DESCRIPTION OF THE REGISTRANT

         8.1. General

         The Fund was formed as a business trust under the laws of the Commonwealth of Massachusetts on August 28, 2000, and is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended.

         8.2. Investment Objectives and Policies

         The Fund's investment objective is to seek current income consistent with preservation of capital. The investment objective of the Fund may be changed without the vote of the holders of a majority of voting securities.

         The Fund intends to achieve its objective by investing in a portfolio of medium to high quality debt securities which the Managers believe does not involve undue risk to income or principal. Under normal market conditions, the Fund will invest substantially all of its assets in (i) Construction Loans, (ii) Mortgage-Backed Securities, (iii) Collateralized Mortgage Obligations ("CMOs"),
(iv) Asset-Backed Securities, (v) Corporate Debt Securities, (vi) U.S. Government Agency Securities, (vii) U.S. Treasury Securities, (viii) Trade Finance Loans, (ix) Commercial Real Estate Loans, (x) Warehouse Loans, (xi) SBA-Government Secured Loans, and (xii) Unsecured and Secured Commercial Loans that invest in such obligations. (Construction and Development Loans and Fixed and Floating Rate Commercial Real Estate Mortgages are collectively referred to as "Whole Loans.") It is anticipated that substantially all of the Fund's assets will be contributed by Shareholders of the Fund in exchange for Shares of the Fund. Each of the Whole Loans will have been originated or purchased by Chinatrust Bank (U.S.A.) pursuant to its underwriting procedures and guidelines. The Fund also expects to invest in Limited Liability Companies that make new advances on the Whole Loans they hold and that fund new Whole Loans. The Managers will seek to balance the risk and return potential of the Fund's investments in a manner that attempts to maximize return while minimizing the risk of losses to the Fund through defaults on portfolio securities. An investment in the Fund may not be appropriate for all investors and there is no assurance that the Fund will achieve its investment objective. The Fund is designed primarily as a long-term investment and not as a trading vehicle.

         The discussion below describes in greater detail the principal categories of securities in which the Fund intends to invest.

         Whole Loans. Whole Loans include Construction Loans, Single Family Residential Mortgages, Fixed and Floating Rate Commercial Real Estate Mortgages and Syndicated Loans that Chinatrust Bank (U.S.A.) either originated or purchased. Construction and Development Loans are short-term real estate loans to finance building costs. The funds are typically disbursed as needed or in accordance with a prearranged plan, and the money is repaid on completion of the project, usually from the proceeds of a mortgage loan. Single Family Residential Mortgages are entire ownership interests in mortgage loans on residential property, typically single family residences. Commercial Real Estate Mortgages are mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals and senior living centers. Fixed-rate loans have interest rates that are fixed and that do not fluctuate with general market conditions while floating-rate loans have variable interest rates that are periodically adjusted in response to market conditions. Syndicated Loans typically represent participations in larger loans extended to non-investment grade, leveraged borrowers. These loans typically finance a buyout, acquisition or recapitalization transaction and rely on "enterprise value" to mitigate deficient equity or collateral values. Syndicated Loans may be agented by Chinatrust Bank (U.S.A.) or another commercial bank.

         Mortgage-Backed Securities. Mortgage-Backed Securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property including pass-through securities such as Ginnie Mae, Fannie Mae and Freddie Mac Certificates, private pass-through securities, commercial mortgage-backed securities and certain collateralized mortgage obligations. Mortgage-Backed Securities may have fixed or adjustable interest rates. There are currently three basic types of Mortgage-Backed Securities: (i) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as Ginnie Mae, Fannie Mae and Freddie Mac; (ii) those issued by non-governmental issuers that represent interests in, or are collateralized by, Mortgage-Backed Securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (iii) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or Mortgage-backed Securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers referred to in (ii) and (iii) above include originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks investment banks and special purpose subsidiaries of the foregoing.

         Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities ("SMBSs") are derivative multi-class mortgage securities. SMBSs may be issued by agencies or instrumentalities of the United States Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

         There are generally two types of classes of SMBSs, one of which (the "IO class") entitles the holders thereof to receive distributions consisting solely or primarily of all or a portion of the interest in the underlying pool of mortgage loans or Mortgage-Backed Securities ("Mortgage-Assets") and the other of which (the "PO class") entitles the holders thereof to receive distributions consisting solely or primarily of all or a portion of the principal of the underlying pool of Mortgage Assets. The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, an investor may incur substantial losses, even if the IO class is rated AAA. Conversely, if the underlying Mortgage Assets experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional Mortgage-Backed Security.

         CMOs. CMOs are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other Mortgage-Backed Securities. Payments of principal and interest on underlying collateral provide the funds to pay debt service on the CMO. CMOs may be issued by agencies or instrumentalities of the United States Government or by private organizations. The Fund may not invest in CMOs issued by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest of the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         The Fund may also invest in inverse or reverse floating CMOs. Inverse or reverse floating CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as the London Interbank Offered Rate ("LIBOR"). Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse or reverse floating CMOs are typically more volatile than fixed or adjustable rate tranches of CMOs. Investments in inverse or reverse floating CMOs would be purchased by the Fund to attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates. The Fund would be adversely affected by the purchase of such CMOs in the event of an increase in interest rates since the coupon rate thereon will decrease as interest rates increase, and, like other Mortgage-Backed Securities, the value will decrease as interest rates increase.

         U.S. Government Securities. U.S. Government Securities are obligations issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities. Securities issued by the U.S. Government, such as United States Treasury bills, Treasury notes and Treasury bonds (collectively, "U.S. Treasury Securities"), which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. U.S. Government Agency Securities, which are securities issued by agencies and instrumentalities of the U.S. Government such as Ginnie Mae, Fannie Mae, SBA and Freddie Mac, are supported by: (i) the full faith and credit of the United States, such as securities issued by Ginnie Mae and SBA; (ii) the right of the issuer to borrow from the United States Treasury, such as securities of the Federal Home Loan Banks; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association.

         U.S. Government Securities may include zero coupon securities that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. Government Securities do not require the periodic payment of interest. These investments may experience greater volatility in market value than U.S. Government Securities that make regular payments of interest.

INVESTMENT RESTRICTIONS

         The Fund has adopted the following investment restrictions which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding Shares of the Fund, or (2) 67% or more of the Shares present at the meeting in person or by proxy. The Fund:


                  1. May not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, except that the Fund will concentrate in securities which represent interests in mortgages on real property.

                  2. May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  3. May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  4. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  5. May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  6. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         The fundamental limitations of the Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than the fundamental limitations. Any changes in the Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

The following investment limitations of the Fund are non-fundamental policies. The Fund may not:

                  1. Purchase any securities (other than obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided that, with respect to 50% of the Fund's assets, the Fund may invest up to 25% of its assets in the securities of any one issuer. For purposes of this restriction, the term issuer includes both the borrower under a loan agreement and the lender selling a participation to the Fund together with any other persons interpositioned between such lender and the Fund with respect to a participation.

                  2. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under loan agreements would be deemed to constitute such control or participation.

                  3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets and except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 15% of the value of its total assets at the time of such borrowing.

                  4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

                  5. Invest more than 25% of its total assets in the securities of issuers in any one industry; provided that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities; and provided further that the Fund shall, under normal market conditions, invest more than 25% and up to 100% of its assets in securities which represent interests in mortgages on real property.

                  6. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

                  7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

                  8. Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction 3 above.

         All percentage limitations on investments described in this Registration Statement will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. The other investment policies described in this Registration Statement are also not fundamental and may be changed by approval of the Fund's Trustees.

SELECTION OF INVESTMENTS

         Initially, substantially all of the Fund's assets will be contributed by Shareholders of the Fund in connection with this offering. Subsequently, the Managers will buy and sell securities for the Fund's portfolio with a view to seeking a high level of current income, and will select investments which the Managers believe do not involve undue risk to income or principal considered in relation to the particular investment policies of the Fund. At the time of making investments in the categories discussed above, the Managers will consider the quality of the securities in which the Fund may invest. All investments must be in securities that are medium to high quality. As a result, the Fund will not necessarily invest in the highest yielding investments permitted by its investment policies if the Managers determine that market risks or credit risks associated with such investments would subject the Fund's portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. The Managers will be free to take full advantage of the entire range of maturities offered by fixed-income securities and may adjust the average maturity of the Fund's portfolio from time to time, depending on their assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates.

         Investors should also note that new types of mortgage-related assets, and other securities in which the Fund may invest are developed and marketed from time to time and that, consistent with its investment limitations, the Fund expects to invest in those securities and instruments that the Managers believe may assist the Fund in achieving its investment objectives. These investments will be disclosed to shareholders in the Fund's annual and semi-annual reports.

         The Managers seek to minimize the risks involved in investing in mortgage-related assets and other fixed-income securities through careful investment analysis. It should be noted, however, that the amount of information about the financial condition of an issuer of securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

PORTFOLIO TURNOVER AND SHORT TERM TRADING

         The Managers may buy and sell securities for the Fund to accomplish its investment objective. Although it is impossible to predict portfolio turnover rate, the Managers expects that the annual portfolio turnover rate of the Fund will be low and should not exceed 30%. Portfolio turnover generally involves some expense to the Fund, including transaction costs on the sale of securities and reinvestment in other securities, and may result in realization of ordinary income or capital gains.

         The Fund believes that in general the secondary market for some fixed-income securities is less liquid than that for other fixed-income securities. Also, there may be limited liquidity for certain fixed income securities, such as Whole Loans, that the Fund may purchase or hold.

Accordingly, the ability of the Fund to buy and sell securities may, at any particular time and with respect to any particular securities, be limited.

         8.3. Risk Factors

         a. General

         No Operating History; Reliance on Management. The Fund is newly organized and does not have an investment track record. It is anticipated that initially all of the Fund's assets will be contributed by Shareholders of the Fund. Subsequently, the Fund will be wholly dependent for the selection, structuring, closing, and monitoring of its investments on the diligence and skill of its Managers, acting under the supervision of the Board. The Managers, Henry Peng, Jesse Kung, and Yu-Ching Lau, will have responsibility for the selection of investments, the negotiation of the terms of such investments, and the monitoring of such investments after they are made. There can be no assurance that Mr. Peng, Mr. Kung, or Ms. Lau will remain associated with the Fund or that, in the event they ceased to be associated with the Fund, the Fund would be able to find a qualified person or persons to fill their positions. See
Item 9 - Management.

         Limited Transferability of Shares. The Fund has been organized to make investments in illiquid debt securities. The Shares will not be registered under the federal or state securities laws and are subject to substantial restrictions on transfer. There will be no trading market for the Shares. Fund shares, subject to Board and shareholder approval, are expected to be subject to redemption from time to time as discussed in Item 10 - Capital Stock: Repurchase of Shares.

         The Shares will not be registered under the 1933 Act or under the securities laws of the various states (except as necessary to claim a limited offering exemption) on the grounds that their issuance and sale is exempt from such registration requirements as not involving a public offering pursuant to
Section 4(2) of the 1933 Act and applicable provisions of the securities laws of the various states.

         Because the Shares will be acquired by investors in transactions not involving a public offering, they will be "restricted securities" and may be required to be held indefinitely. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the Shareholder will at the option of the Fund be required to provide the Fund with a legal opinion, in form and substance satisfactory to the Fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the Shares until Shares are redeemed or the Fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the Shares may be made except by registration by the transfer agent on the Fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the Fund or the transfer agent. The Fund may withhold consent to such an assumption at its absolute discretion.

         Illiquidity of Investments. From time to time, the Fund's investments in fixed-income securities may include securities as to which the Fund, by itself or together with other funds or accounts managed by the Managers or Chinatrust Bank (U.S.A.), holds a major portion or all of an issue of such securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time when the Managers believe it is advisable to do so. In addition, in order to enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may be required to take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. In addition, the Fund's intention to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code of 1986, as amended, may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a RIC the Fund is subject to certain limitations on its investments and on the nature of its income. See Item
10.4 - Taxes.

         Non-Diversified Status. The Fund is classified as non-diversified within the meaning of the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in securities of a single issuer. Because the Fund may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund may be subject to greater fluctuations in value than an investment in a diversified fund.

         Tax Status. The Fund must meet a number of requirements, described under Item 10.4 - Taxes to qualify as a RIC and, if qualified, to continue to qualify. If the Fund experiences difficulty in meeting the diversification requirement for any fiscal quarter, it might accelerate capital calls or borrowings in order to increase the portion of the Fund's total assets represented by cash, cash items, and U.S. government securities as of the close of the following fiscal quarter and thus attempt to meet the diversification requirement. However, the Fund would incur additional interest and other expenses in connection with any such accelerated borrowings, and increased investments by the Fund in cash, cash items, and U.S. government securities (whether the funds to make such investments are derived from called equity capital or from accelerated borrowings) are likely to reduce the Fund's return to investors. Furthermore, there can be no assurance that the Fund would be able to meet the diversification requirements through such actions. Failure to qualify as a RIC would subject the Fund's distributed and undistributed income to federal income taxation, and in a year in which the Fund has taxable income or net realized gain, would have a significant adverse effect on the return to investors. See Item 10.4 - Taxes.

         Risks of Whole Loans. While Whole Loans in which the Fund will invest generally will have a higher yield than Mortgage-Backed Securities, holders of such interests may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do holders of Mortgage-Backed Securities. This is because Whole Loans, unlike most Mortgage-Backed Securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. In addition, individual loans underlying Whole Loans may be larger than those underlying Mortgage-Backed Securities. There may be certain costs and delays in the event of a foreclosure, and there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, accrued but unpaid interest and all foreclosure expenses, in which case the Fund may suffer a loss.

         The Managers will themselves or through third parties hired on their behalf, with respect to the Fund's investments in Whole Loans, review to the extent practicable the documents generated in connection with the underlying loans with a view towards determining, among other things, that: (i) the Fund upon purchase or acquisition thereof will acquire valid loans (or interests therein) and a perfected security interest in the property securing the loans;
(ii) there are no claims to the property superior to that of the underlying mortgage or contract holder (except, in the case of second mortgage loans, those of the first mortgage holders); and (iii) the Fund's purchase or acquisition will not give rise to rights on the part of third parties, the exercise of which could adversely affect the Fund. It may, however, be impracticable for the Managers to examine prior to purchase every relevant document within the limited due diligence period afforded by the financial institution selling or contributing the loans, and in some cases the document files may not be well-maintained and important documents or contracts may be missing. The Managers will make certain assumptions regarding the rate and severity of defaults on the mortgages or installment sales contracts underlying Whole Loans purchased by the Fund and will determine the acquisition price for such investments accordingly. There can be no assurance, however, that the actual rate and/or severity of defaults will not be greater than that anticipated by the Managers.

         Interest Rate Risk. Because the prices of the Fund's assets will fluctuate with changes in prevailing interest rates, the net asset value of the Fund's Shares can also fluctuate in relation to interest rate changes. When interest rates decline, the value of a portfolio invested substantially in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested substantially in fixed-income securities can be expected to decline. The values of securities rated in the lower rating categories generally fluctuate more than those of securities rated on the higher rating category.

         Prepayment Risk. The yield characteristics of mortgage-related assets differ from traditional debt securities. The major differences typically include more frequent interest and principal payments (usually monthly) and the possibility that prepayments of principal may be made at any time. As a result, if the Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if the Fund purchases the securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Prepayment rates are influenced by changes in current interest rates and a variety of other economic, geographic, social and other factors.

         Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates than during a period of rising interest rates as prepayments on the loans or other collateral underlying the securities in which the Fund has invested result in prepayments of the Fund's securities. The yield on the securities in which such amounts are reinvested is likely to be lower than the yield on the securities that were prepaid or the yield that could be achieved if such amounts were reinvested during a time of rising interest rates. Mortgage-

Related Assets may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

         Credit Risk. All investments purchased by the Fund will be medium to high quality. Credit risk is the possibility that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default. Although credit risk for the Fund should generally be low, there can be no assurance that the credit rating of an investment will remain unchanged over the period of the Fund's ownership of that investment.

         b. Effects of Leverage

         Not applicable.

         8.4. Other Policies

The Fund may also invest in the following types of securities:

         Asset-Backed Securities. Asset-Backed Securities are securities that directly or indirectly represent a participation in or are secured by and payable from a pool of assets representing the obligation of a number of different parties.

         The securitization techniques used to develop Mortgage-Backed Securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure.

         In general, the collateral supporting Asset-Backed Securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Furthermore, the effect of prepayments on securities that have shorter maturities such as Asset-Backed Securities is much smaller than the effect of prepayments on securities having longer maturities such as Mortgage-Backed Securities. As with Mortgage-Backed Securities, Asset-Backed Securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques.

         Asset-Backed Securities do not have the benefit of the same security interest in the related collateral as do Mortgage-Backed Securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a perfected security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Corporate Debt Securities. Corporate Debt Securities are fixed income securities of United States corporations, which securities, at the time of investment, are rated BBB or higher by S&P or, if unrated, determined by the Managers to be of comparable quality. Securities rated in the four highest categories as assigned by S&P (BBB or higher) are considered "investment grade;" however, securities rated "BBB" have speculative characteristics. S&P's description of securities rated "BBB" states that whereas such securities "normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

         The values of Corporate Debt Securities typically will fluctuate in response to general economic conditions, to changes in interest rates and, to a greater extent than the values of Mortgage-Backed Securities, to business conditions affecting the specific industries in which the issuers are engaged. Corporate Debt Securities will decrease in value as a result of increases in interest rates.

         Money Market Mutual Funds. The Fund may invest in the securities of money market mutual funds to the extent permitted by the 1940 Act. Currently, the 1940 Act permits a Fund to invest up to 5% of its total assets in the shares of one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies.

         Municipal Securities. The Fund may invest in municipal securities, which are interest-paying debt securities issued by municipal issuers. The income from municipal securities is generally exempt from federal taxation, which causes such securities to have lower yields than taxable securities of comparable quality and maturity. The Fund does not intend to purchase municipal securities the income from which is not exempt from federal income tax.

         There are variations in the credit quality of municipal obligations, depending on numerous factors. The yields and market values of municipal obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

         Other Investments. From time to time, the Fund may also invest in other investments, not previously listed, that a California state chartered non-Federal Reserve member bank may invest in, including, but not limited to, bullion and mint certificates, obligations of foreign governments and their political sub-divisions, and railroad bonds.

OTHER INVESTMENT PRACTICES

         The following discussion describes in greater detail some of the other investment management practices that the Fund may employ from time to time to earn income, facilitate portfolio management and mitigate risk.

         Derivative Instruments - Interest Rate Transactions. To preserve a return or spread on a particular investment or portion of its portfolio, or for other non-speculative purposes, the Fund may enter into interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund does not intend to use these transactions for speculative purposes. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate floor.

         The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims paying ability of the other party thereto is rated at least A by S&P or, if unrated, determined by the Managers to be of comparable quality. The Managers will monitor the creditworthiness of counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The Managers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

         There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive. The aggregate purchase price of caps and floors held by the Fund may not exceed 5% of the Fund's total assets.

         Forward Commitments. The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if it holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring fixed-income securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Managers deem it appropriate to do so. The Fund may realize short-term capital gains or losses upon the sale of forward commitments.

         Repurchase Agreements. The Fund may enter into repurchase agreements with respect to up to 25% of its total assets (taken at current value). A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Managers will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

         Reverse Repurchase Agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline more than or appreciate less than the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative factor, and will be considered borrowings for purposes of the Fund's limitation on borrowing.

DEFENSIVE STRATEGIES

         At times the Managers may judge that conditions in the markets for mortgage-related assets and other fixed-income securities make pursuing the Fund's basic investment strategy inconsistent with the best interests of its Shareholders. At such times the Managers may use alternative strategies, primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest substantially all of its assets in high-quality fixed-income obligations such as U.S. Treasury Securities; commercial paper; certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Managers consider consistent with such strategy including the use of interest rate derivative transactions. It is impossible to predict when, or for how long, the Fund will use these alternative strategies.

         8.5. Share Price Data

         Not Applicable.

         8.6. Business Development Companies

         Not Applicable.

ITEM 9. MANAGEMENT

         9.1. General

         (a) BOARD OF TRUSTEES. The Trustees set broad policies for the Fund and choose its officers. The Fund has five (5) Trustees. No more than 60% of the Trustees are "interested persons" of the Fund, as defined in the 1940 Act.

         (b) INVESTMENT MANAGER. The Fund's investment managers are Henry Peng, Jesse Kung, and Yu-Ching Lau. The Managers are also employees of Chinatrust Bank (U.S.A.). Mr. Peng is currently the President and Chief Executive Officer of Chinatrust Bank (U.S.A.). Mr. Peng has over 8 years of experience managing fixed-income securities. He holds a B.A. degree in Economics from Soochow University and a Masters degree in Economics from the Chinese Culture University. Mr. Kung is currently the Senior Executive Vice President and Chief Operating Officer of Chinatrust Bank (U.S.A.). Mr. Kung has over 5 years of experience managing fixed-income securities. He holds a B.A. degree in Business Administration from National Taiwan University and a Masters degree in Business Administration from Northern Illinois University. Ms. Lau is currently the Executive Vice-President and Chief Financial Officer of Chinatrust Bank (U.S.A.). Ms. Lau has over 21 years of experience managing fixed-income securities. She holds a B.S. degree in Business Administration from National Taiwan University and a Masters of Business Administration degree in Accounting and Finance from the University of California, Los Angeles.

         There is no management contract between the Fund and the Managers. Subject to such policies as the Trustees may determine, the Managers furnish continuously an investment program for the Fund, make investment decisions on behalf of the Fund, including determination of the Fund's net asset value, but excluding transfer agency services, and place all orders for the purchase and sale of the Fund's portfolio securities.

         The Fund will not pay the Managers any compensation for the services rendered and expenses borne by the Managers.

         As an employee of the Fund, the Managers shall not be subject to any liability to the Fund or to any shareholder of the Fund for any act or omission in the course of or connected with rendering services to the Fund in the absence of the Managers' willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         The Managers may be terminated without penalty by vote of the Trustees or the Shareholders of the Fund. The continuance of the Managers will be considered at least annually by vote of either the Trustees or the Shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of China Trust Holdings Corp. or the Fund.

         (c) PORTFOLIO MANAGER. The Fund's portfolio managers will be Henry Peng, Jesse Kung, and Yu-Ching Lau. See Item 9.1 (b) above.

         (d) ADMINISTRATOR. Not Applicable.

         (e) CUSTODIAN. Chinatrust Bank (U.S.A.) (the "Bank"), located at 22939 Hawthorne Boulevard, Torrance, California 90505, will serve as the Fund's custodian, fund accountant, transfer agent, and dividend disbursing agent.

         (f) EXPENSES

         The Fund's service providers bear all expenses in connection with the performance of their respective services, except that the Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, Trustees, shareholders or employees of China Trust Holdings Corp. or any of its subsidiaries other than the Fund, Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Fund, inside auditing and legal fees and expenses, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

         (g) AFFILIATED BROKERAGES

         None.

         9.2. Non-resident Managers

         Not Applicable.

         9.3. Control Persons

         As of November 13, 2000, Chinatrust Bank (U.S.A.), a wholly-owned subsidiary of China Trust Holdings Corp., owned 100% of the outstanding Shares of the Fund.

ITEM 10. CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

         10.1. Capital Stock

         The Fund's units of beneficial interest ("Shares") have no preemptive, conversion, exchange or redemption rights. Each Share has equal voting rights. Shareholders are entitled to one vote per Share. All voting rights for the election of Trustees are non-cumulative, which means that the holders of more than 50% of the Shares can elect 100% of the Trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining Fund's Shares will not be able to elect any Trustees. The Fund's Shares outstanding are and those offered hereby, when issued, will be fully paid and non-assessable. The rights of the Fund's shares with respect to dividends and distributions are described in this Item 10.1 under Dividends and Distributions. Each Share is entitled to participate equally in the net distributable assets of the Fund upon liquidation or termination.

This offering of the Shares has been approved by the Board of Trustees of the Fund. The Fund may from time to time sell additional Shares. Any additional offering will be subject to the requirements of the 1940 Act that Shares may not be sold at a price below the then current net asset value, exclusive of sales loads and commissions, except in connection with an offering to existing shareholders or with consent of the holders of a majority of the Fund's outstanding voting securities.

REPURCHASE OF SHARES

          Since the Fund is a closed-end investment company, Shareholders of the Fund do not, and will not, have the right to redeem their Shares. It is not expected that any trading market in Shares of the Fund will ever emerge.

         Although the Fund has no present intention to do so, the Fund may, from time to time, consider repurchasing its Shares or to tender for its Shares at their net asset value. The Fund currently has no established tender offer or share repurchase program, and no established schedule for considering the adoption of such programs. No assurance can be given that the Fund will, in fact, decide to undertake any tender offers or share repurchases in the future.

         Subject to the Fund's investment restrictions with respect to borrowings and subject to the Fund's compliance with the 1940 Act, the Fund may incur debt to finance repurchases and/or tenders. See Item 8.2 - Investment Objectives and Policies: Investment Restrictions. Interest on any such borrowings will reduce the Fund's net investment income.

         Although share repurchases and tenders could have a favorable effect for the owners of the Fund's Shares, it should be recognized that the acquisition of Shares by the Fund will decrease the total assets of the Fund and, therefore, will have the effect of increasing the Fund's expense ratio.

DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to make annual distributions to Shareholders from net investment income. Net investment income of the Fund consists of all interest and other income (excluding capital gains and losses) accrued on portfolio assets less all expenses of the Fund allocable thereto. Expenses of the Fund are accrued each day. It is currently anticipated that amounts which economically represent net realized long-term capital gains, if any, will be distributed to Shareholders at least annually.

         To permit the Fund to maintain a more stable annual distribution, the Fund may from time to time pay out less than the entire amount of available net investment income and net realized short-term capital gains to Shareholders earned in any particular period. Any such amount retained by the Fund would be available to stabilize future distributions. As a result, the distributions made by the Fund for any particular period may be more or less than the amount of net investment income and net realized short-term capital gains actually earned by the Fund during such period. For information concerning the tax treatment of such dividends and distributions to Shareholders, see Item 10.4 - Taxes. The Fund intends, however, to make such distributions as are necessary for it to qualify as a regulated investment company that is not subject to federal tax.

         10.2. Long-Term Debt

         None.

         10.3. General

         None.

         10.4. Taxes

         The following discussion is based on the advice of KPMG LLP, and reflects provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing Treasury regulations and IRS published rulings, as of the date of this Registration Statement.

         The following is a general summary of certain of the United States federal income tax laws relating to the Fund. This discussion is based on the Code, regulations thereunder, published rulings, procedures and announcements and court decisions as of the date hereof. The tax law, as well as the implementation thereof, is subject to change, and any such change might interfere with the Fund's ability to qualify as a RIC or, if the Fund so qualifies, to maintain such qualification. This discussion does not purport to deal with all of the United States federal income tax consequences applicable to the Fund or to all categories of investors, some of whom may be subject to special rules. In addition, it does not address state, local, foreign or other taxes to which the Fund or its investors may be subject, or any proposed changes in applicable tax laws. Investors should consult their tax advisers with respect to an investment in Fund Shares, including in particular with respect to the new regulations concerning disclosure of arrangements a significant effect of which is to reduce corporate federal income tax liability.

TAXATION OF THE FUND AS AN ORDINARY CORPORATION.

         It is anticipated that the Fund will seek to meet the requirements to qualify for the special pass-through status available to RICs under the Code, and thus to be relieved of federal income tax on that part of its net investment income and realized capital gains that it distributes to shareholders. If the Fund's status as a RIC is not respected, it should be taxed as an ordinary corporation on its taxable income for that year and assuming certain ownership requirements are met, should be included in the Federal consolidated return of its corporate shareholder. There is no assurance that the Fund will meet the requirements to qualify as a RIC, or that the shareholders will be entitled to the benefits of ownership of shares of a RIC.

TAXATION OF THE FUND AS A RIC

         RIC Qualification Requirements. To qualify as a RIC, the Fund must be registered under the 1940 Act as an investment company (which in the opinion of Fund counsel, Ropes & Gray, the Fund became so registered upon the filing of its Form N-8A with the U.S. Securities and Exchange Commission on August 30, 2000). The Fund must also distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. It should be noted that a distribution of warrants or equity investments of the Fund will be treated as a sale by the Fund of such assets with the excess of the fair market value of those assets over their tax basis being the amount of the income or gain to the Fund. Among the requirements are the following: (a) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to loans or securities and gains from the sale or other disposition of securities or other income derived with respect to its business of investing in securities; (b) the Fund must diversify its assets so that, at the close of each quarter of the Fund's taxable year, (i) not more than 25% of the market value of its total assets is invested in the securities of a single issuer, or in the securities of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses, and (ii) at least 50% of the market value of its total assets is represented by cash, cash items, government securities, securities of other RICs and other securities (with each investment in such other securities limited so that not more than 5% of the market value of the Fund's total assets is invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer); and (c) the Fund must file an election to be treated as a RIC. If, after initially qualifying as a RIC, the Fund fails to qualify for treatment as a RIC for a taxable year, it would be taxed as an ordinary corporation on its taxable income for that year and, assuming certain ownership requirements are met, it should be included in the Federal consolidated return of its corporate shareholder. In such a case, there could be substantial tax and other costs associated with re-qualifying as a RIC. However, under the final version of the applicable regulations expected to be adopted, the foregoing should not apply upon requalification so long as the Fund had qualified as a RIC for at least one taxable year period prior to such disqualification, and had remained disqualified for only one taxable year.

         The Fund will be subject to a non-deductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus certain other amounts. For these purposes, any taxable income retained by the Fund, and on which it pays federal income tax, will be treated as having been distributed.

         The Fund currently intends to distribute in each year for which it qualifies as a RIC substantially all of its net investment income and capital gain net income so as to not be subject to federal income or excise taxes.

TAXATION OF THE FUND'S SHAREHOLDERS IF THE FUND QUALIFIES AS A RIC

         General. Dividends paid to shareholders that are attributable to the Fund's net investment income will be taxable to shareholders as ordinary income. Capital gain distributions are taxable as long-term capital gains regardless of how long the shareholder has held the shares. It is not anticipated that any portion of the Fund's dividends will qualify for the dividends-received deduction for shareholders in respect of their Fund dividends.

         Distributions are generally taxable to shareholders at the time the distribution is received. Any distribution, however, declared by the Fund in October, November or December, made payable to shareholders of record in such a month and paid the following January, is deemed paid by the Fund and received by shareholders on December 31 of the year declared. This will prevent the application of the excise tax, discussed above, to the Fund as a result of the delay in the payment of the dividends.

         If, for any calendar year, the Fund's total distributions exceed its net investment income and net capital gains, the excess will generally be considered a tax-free return of capital to a shareholder to the extent of the shareholder's adjusted tax basis in its shares and then as capital gain. The amount treated as tax-free return of capital will reduce the adjusted tax basis of a shareholder's shares, thereby increasing the potential gain or reducing the potential loss on the sale of the shares.

         In general, upon the sale or other disposition of shares of the Fund by a shareholder, the shareholder will recognize a gain or loss equal to the difference between the amount realized on the sale and the seller's adjusted tax basis in the shares. Any loss realized will be disallowed to the extent the seller has acquired (or entered into a contract to acquire) substantially identical shares within a period beginning 30 days before the disposition of shares and ending 30 days after the disposition. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Gain or loss realized upon sale of shares or interest generally will be treated as a capital gain or loss. The gain or loss will be a long-term capital gain or loss if the shares were held for more than one year. In addition, if the shares sold by a shareholder were not held for more than six months, any loss on the sale will be treated as long-term capital loss to the extent of any capital gain dividend received by the shareholder with respect to such shares.

         The Fund is required to withhold 31% of reportable payments (which may include dividends and capital gain distributions) to individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding. The certification of a shareholder's taxpayer identification number will be provided to the Fund.

         Federal withholding taxes at a rate of 30% (or a lesser treaty rate) may apply to distributions to shareholders of the Fund who are nonresident aliens or foreign limited liability companies, trust or corporations. The rules governing United States federal income taxation of foreign shareholders and members of a partnership are complex, and prospective non-U.S. owners should consult with their own tax advisors to determine the impact of federal, state and local income tax laws with regard to an investment in shares, including any reporting requirements.

         Individuals and certain other persons who are shareholders will be required to include in their gross income an amount of certain Fund expenses relating to the production of gross income that are allocable to the Fund. These shareholders, therefore, will be deemed to receive gross income from the Fund in excess of the distributions they actually receive. Such allocated expenses may be deductible by an individual shareholder as a miscellaneous itemized deduction, subject to the limitation on miscellaneous itemized deductions not exceeding 2% of adjusted gross income.

         The Fund will notify its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid or deemed paid during the year.

         In certain circumstances the IRS may disallow the federal income tax benefits provided by a particular arrangement when the arrangement significantly reduces or postpones corporate tax liability, or when tax avoidance is a significant purpose of the arrangement. Shareholders should consult their tax advisers about the availability of the benefits anticipated through investment in the Fund, and possible disclosure obligations relating to that investment.

         10.5. Outstanding Securities

                                                     Amount Held by             Amount Outstanding Exclusive
                           Amount                    Registrant or for its      of Amount Shown Under
Title of Class             Authorized                Account                    Previous Column

--------------------       -------------------       -----------------------    --------------------------

Units of                   Unlimited                 None                       8,651,103
beneficial interest

         10.6. Securities Ratings

         None.

ITEM 11. DEFAULTS AND ARREARS ON SENIOR SECURITIES

         11.1. None.

         11.2. None.

ITEM 12. LEGAL PROCEEDINGS.

         None.

PART B

ITEM 16. GENERAL INFORMATION AND HISTORY

         Not Applicable.

ITEM 17. INVESTMENT OBJECTIVE AND POLICIES

         See Item 8.2 Investment Objective and Policies.

ITEM 18. MANAGEMENT

         18.1 through 18.3. Management Information.

                              TRUSTEES AND OFFICERS

         The Trustees of the Fund are responsible for the general oversight of the Fund's business. The Trustees and executive officers of the Fund and their principal occupations during the last five years are set forth below. The mailing address of each of the officers and Trustees is 22939 Hawthorne Boulevard, Torrance, California 90505, unless otherwise indicated.

                                                               Present principal occupation and principal
Name                             Position with Fund            occupation during the past five years
----                             ------------------            ------------------------------------------

*Jeffrey L. S. Koo               Trustee and Chairman          From 1999 to present, Chairman, CTC Bank of Canada;
Age:  67                                                       from 1997 to present, Chairman, Chinatrust Bank
                                                               (U.S.A.) and Chairman, P.T. Bank Chinatrust Tamara;
                                                               from 1996 to present, Chairman, Chinatrust
                                                               (Phillippines) Commercial Bank; from 1992 to 1997,
                                                               Chairman, Chinatrust Commercial Bank (Taiwan)

*Henry Peng                      Trustee and President         From March 1995 to present, President and Chief
Age: 53                                                        Executive Officer, Chinatrust Bank (U.S.A.)

Nick Chen                                                      From 1988 to present, Vice-President, Sharp
Age:  34                         Trustee                       Industries; from 1988 to present, Vice-President,
                                                               Santec Corporation

Sherry Chen                      Trustee                       From 1998 to present, Associate Product Manager,
Age: 28                                                        Mattel, Inc.; from 1996 to 1998, MBA Candidate, The
                                                               Anderson School at UCLA; from 1994 to 1996, Marketing
                                                               Assistant, Arthur Andersen LLP

Clark Hsu                        Trustee                       From 1999 to present, President, Microtek Lab, USA;
Age:  30                                                       from 1997 to 1998, Vice-President of Special
                                                               Projects, Microtek Lab, USA; from 1995 to 1997, MBA
                                                               Candidate, the Anderson School at UCLA

Yu-Ching Lau                     Chief Financial Officer       From 2000 to present, Executive Vice President and
Age:  53                                                       Chief Financial Officer, Chinatrust Bank (U.S.A.);
                                                               from 1997 to 1999 Senior Vice President and Chief
                                                               Financial Officer, Chinatrust Bank (U.S.A.); from
                                                               1991 to 1997, Senior Vice President and Chief
                                                               Financial Officer, Preferred Bank

Helen Lin                        Corporate Secretary           From 2000 to present, First Vice President and
Age:  35                                                       Manager of Human Resources and General Affairs,
                                                               Corporate Secretary, Chinatrust Bank (U.S.A.); from
                                                               1995 to 1999, Vice President and Manager of Human
                                                               Resources and General Affairs, Corporate Secretary,
                                                               Chinatrust Bank (U.S.A.)

Jesse Kung                       Senior Executive              From 2000 to present, Senior Executive Vice President
Age: 45                          Vice President                and Chief Operating Officer of Chinatrust Bank
                                                               (U.S.A.); from 1995 to 1999, Executive Vice President
                                                               and Chief Operating Officer, Chinatrust Bank
                                                               (U.S.A.); from January 1993 to March 1995, Executive
                                                               Vice President, Grand Pacific Financing Corporation

--------------------
         * Trustees who are "interested persons" (as defined in the 1940 Act) of the Fund or China Trust Holdings Corp.

         Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

         None of the Trustees are trustees of any other funds associated with China Trust Holdings Corp. Each Trustee of the Fund that is not an interested person will receive a fee of $1,500 for each Trustees' meeting attended. It is anticipated that there will be at least four meetings each year.

         The Declaration of Trust of the Fund provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, unless it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         18.4 Compensation Information

COMPENSATION TABLE(1)

                                                    Pension or
                                                    Retirement           Estimated              Total
                                Aggregate           Benefits Accrued     Annual                 Compensation
                                Compensation        As Part of           Benefits Upon          From the Fund
NAME, POSITION                  From Fund           Fund Expenses        Retirement             Paid to Trustees
--------------                  ---------           ----------------     ----------             ----------------

Jeffrey L. S. Koo               None                None                 None                   None
Trustee

Henry Peng                      None                None                 None                   None
Trustee

Nicholas Chen                   $3,000              None                 None                   $3,000
Trustee

Sherry Chen Hsu                 $3,000              None                 None                   $3,000
Trustee

Clark Hsu                       $3,000              None                 None                   $3,000
Trustee

(1) Figures are estimated amounts for the Fund's fiscal year ending December 31, 2000.

         18.5 Code of Ethics

         The Fund has adopted a Code of Ethics ("Code") under Rule 17j-1 of the Investment Company Act, and this Code permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund.

         This Code can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. This Code is available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this Code may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

         ITEM 19. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         19.1. As of November 13, 2000, Chinatrust Bank (U.S.A.), a California corporation, whose principal office is located at 22939 Hawthorne Boulevard, Torrance, California 90505, owns 100% of the voting shares of the Registrant. Chinatrust Bank (U.S.A.) is a wholly-owned subsidiary of China Trust Holdings Corp., which is a bank holding company that is a Delaware corporation whose principal office is located at 366 Madison Avenue, New York, New York 10017. As of June 30, 2000, China Trust Holdings Corp. had assets of approximately $1,388,312,000.

         19.2. See 19.1 above.

         19.3. None.

         ITEM 20. INVESTMENT ADVISORY AND OTHER SERVICES

         1-6. See Item 9 - Management.

         7. The Fund will provide audited annual financial statements to its Shareholders. For the Fund's first fiscal year, the independent auditors engaged to audit the Fund's financial statements are KPMG LLP, 355 South Grand Avenue, Los Angeles, California 90071; thereafter the selection of independent auditors by the Fund's Trustees will be ratified annually by Shareholders at the Fund's annual meeting.

         8. See Item 9 - Management.

         ITEM 21. BROKERAGE ALLOCATION AND OTHER PRACTICES

         INVESTMENT DECISIONS

         Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold by the Managers even though it could have been bought or sold for Chinatrust Bank (U.S.A.) at the same time. Likewise, a particular security may be bought by the Managers when Chinatrust Bank (U.S.A.) is selling the security. There may be circumstances when purchases or sales of portfolio securities by the Managers for Chinatrust Bank (U.S.A.) will have an adverse effect on the Fund.

         BROKERAGE AND RESEARCH SERVICES

         Whole Loans, mortgage-related assets and other fixed-income securities will generally be acquired by the Fund from the issuer thereof in privately-negotiated transactions not involving payment of brokerage commissions. The Fund may occasionally pay a commission or other fee to an unaffiliated third party for brokerage or referral services. Some fixed-income securities may be purchased through dealers on a "net" basis without a stated commission.

         ITEM 22. TAX STATUS

         See Item 10.4 - Taxes.

         ITEM 23. FINANCIAL STATEMENTS

                          INDEPENDENT AUDITORS' REPORT



The Board of Trustees and Shareholder
CTB Securities Trust Fund:


We have audited the accompanying statement of assets and liabilities of the CTB Securities Trust Fund (the Fund) as of August 30, 2000. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the CTB Securities Trust Fund as of August 30, 2000 in conformity with accounting principles generally accepted in the United States of America.



/s/ KPMG LLP




October 27, 2000

                            CTB SECURITIES TRUST FUND

                       Statement of Assets and Liabilities

                                 August 30, 2000



Assets - cash                                                                   $     1,000
                                                                                 =============
Net assets represented by units of beneficial interest                          $     1,000
                                                                                 =============
Units outstanding ($100 par value)                                                       10
                                                                                 =============
Net asset value per unit                                                        $       100
                                                                                 =============

See accompanying note to statement of assets and liabilities.



                           CTB SECURITIES TRUST FUNDS

                   Note to Statement of Assets and Liabilities

                                 August 30, 2000



CTB Securities Trust Fund (the Fund), a business trust under the laws of the Commonwealth of Massachusetts, is registered under the Investment Company Act of 1940, as amended, as a nondiversified closed-end management investment company. The Fund is an indirect wholly owned subsidiary of Chinatrust Bank (U.S.A). As of the date of this report, the Fund consisted of the initial capital contribution of $ 1,000 and the issuance of the initial units. All organization costs have been borne by Chinatrust Bank (U.S.A.).

PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (1) Financial Statements

             (a) Included in Part A None.

             (b) Included in Part B Statement of Assets and Liabilities as of
                 August 30, 2000

         (2) (a) Declaration of Trust of CTB Securities Trust Fund dated August 28, 2000 is filed herewith.

             (b) Bylaws of CTB Securities Trust Fund are filed herewith.

             (c) None.

             (d) The following portions of the Fund's Declaration of Trust filed as exhibit 2(a) hereto, defines the rights of shareholders:

                                   ARTICLE III

                                     Shares

         Section 1. Division of Beneficial Interest. The Trustees may, without Shareholder approval, authorize one or more classes of Shares (which classes may be divided into two or more series), Shares of each such class or series having such preferences, voting powers and special or relative rights or privileges (including conversion rights, if any) as the Trustees may determine and as shall be set forth in the Bylaws. The number of Shares of each class or series authorized shall be unlimited except as the Bylaws may otherwise provide. The Trustees may from time to time divide or combine the Shares of any class or series into a greater or lesser number without thereby changing the proportionate beneficial interest in the class or series.


         Section 2. Ownership of Shares. The ownership of Shares shall be recorded on the books of the Trust or a transfer or similar agent. No certificates certifying the ownership of Shares shall be issued except as the Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the issuance of Share certificates, the transfer of Shares and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to who are the Shareholders of each class or, series and as to the number of Shares of each class or series held from time to time by each Shareholder.

         Section 4. No Preemptive Rights. Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

         Section 5. Status of Shares and Limitation of Personal Liability. Shares shall be deemed to be personal property giving only the rights provided in this Declaration of Trust or the Bylaws. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms of this Declaration of Trust and the Bylaws and to have become a party thereto. The death of a shareholder during the continuance of the Trust shall not operate to terminate the same nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but only to the rights of said decedent under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders partners. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholder, nor except as specifically provided herein to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

                                   ARTICLE IV

                                  The Trustees

         Section 1. Election and Tenure. The initial Trustee shall be Joseph Germain. The Trustees may fix the number of Trustees, fill vacancies in the Trustees, including vacancies arising from an increase in the number of Trustees, or remove Trustees with or without cause. Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Trust or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal. The Shareholders may fix the number of Trustees and elect Trustees at any meeting of Shareholders called by the Trustees for that purpose and to the extent required by applicable law, including paragraphs (a) and (b) of Section 16 of the 1940 Act.

         Section 3. Powers. Subject to the provisions of this Declaration of Trust, the business of the Trust shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility. Without limiting the foregoing, the Trustees may adopt Bylaws not inconsistent with this Declaration of Trust providing for the conduct of the business of the Trust and may amend and repeal them to the extent that such Bylaws do not reserve that right to the Shareholders of one or more classes or series. Subject to the voting power of one or more classes or series of Shares as set forth in the Bylaws, the Trustees may fill vacancies in or add to their number, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate; they may appoint from their own number, and terminate, any one or more committees consisting of two or more Trustees, including an executive committee which may, when the Trustees are not in session, exercise some or all of the power and authority of the Trustees as the Trustees may determine; they may employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities, retain a transfer agent or a Shareholder servicing agent, or both, provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise, set record dates for the determination of Shareholders with respect to various matters, and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.

         Without limiting the foregoing, the Trustees shall have power and authority:

         (a) To invest and reinvest cash, and to hold cash uninvested;

         (b) To sell, exchange, lend, pledge, mortgage, hypothecate, write options on and lease any or all of the assets of the Trust except as otherwise provided in Article IX, Section 5;

         (c) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

         (d) To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities;

         (e) To hold any security or property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form, or in the name of the Trustees or of the Trust or in the name of a custodian, subcustodian or other depositary or a nominee or nominees or otherwise;

         (f) To the extent necessary or appropriate to give effect to the preferences, special or relative rights and privileges of any classes or series of Shares, to allocate assets, liabilities, income and expenses of the Trust to a particular class or classes or series of Shares or to apportion the same among two or more classes or series;

         (g) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or issuer, any security of which is or was held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer, and to pay calls or subscriptions with respect to any security held in the Trust;

         (h) To join other security holders in acting through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;

         (i) To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including but not limited to claims for taxes;

         (j) To enter into joint ventures, general or limited partnerships and any other combinations or associations;

         (k)  To borrow funds or other property;

         (l) To endorse or guarantee the payment of any notes or other obligations of any person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof; and to mortgage and pledge the Trust property or any part thereof to secure any of or all such obligations;

         (m) To purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, investment advisers or managers, principal underwriters, or independent contractors of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person as Shareholder, Trustee, officer, employee, agent, investment adviser or manager, principal underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability;

         (n) To pay pensions for faithful service, as deemed appropriate by the Trustees, and to adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust; and

         (o)  To purchase or otherwise acquire Shares.

         The Trustees shall not in any way be bound or limited by any present or future law or custom in regard to investments by Trustees. Except as otherwise provided herein or from time to time in the Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting of the Trustees (a quorum being present), within or without Massachusetts, including any meeting held by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time and participation by such means shall constitute presence in person at a meeting, or by written consent of a majority of the Trustees then in office.

         Section 6. Advisory, Management and Distribution. Subject to such requirements and restrictions as may be set forth in the Bylaws, the Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association or other organization (the "Manager"), every such contract to comply with such requirements and restrictions as may be set forth in the Bylaws; and any such contract may contain such other terms interpretive of or in addition to said requirements and restrictions as the Trustees may determine, including, without limitation, authority to determine from time to time what investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments. The Trustees may also, at any time and from time to time, contract with the Manager or any other corporation, trust, association or other organization, appointing it exclusive or nonexclusive distributor or principal underwriter for the Shares, every such contract to comply with such requirements and restrictions as may be set forth in the Bylaws; and any such contract may contain such other terms interpretive of or in addition to said requirements and restrictions as the Trustees may determine.

         The fact that:

         (i) any of the Shareholders, Trustees or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, manager, adviser, principal underwriter or distributor or agent of or for any corporation, trust, association, or other organization, or of or for any parent or affiliate of any organization, with which an advisory or management contract, or principal underwriter's or distributor's contract, or transfer, Shareholder servicing or other agency contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust, or that

         (ii) any corporation, trust, association or other organization with which an advisory or management contract or principal underwriter's or distributor's contract, or transfer, Shareholder servicing or other agency contract may have been or may hereafter be made also has an advisory or management contract, or principal underwriter's or distributor's contract, or transfer, Shareholder servicing or other agency contract with one or more other corporations, trusts, associations, or other organizations, or has other business or interests

         (iii) shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer, of the Trust from voting upon or executing the same or create any liability or accountability to the Trust or its Shareholders.

                                    ARTICLE V

                    Shareholders' Voting Powers and Meetings


         Section 1. Voting Powers. Subject to the voting powers of one or more classes or series of Shares as set forth in this Declaration of Trust or in the Bylaws, the Shareholders shall have power to vote only (i) for the election of Trustees as provided in Article IV, Section 1, (ii) for the removal of Trustees as provided in Article IV, Section 1, (iii) with respect to any manager as provided in Article IV, Section 6, (iv) with respect to any termination of this Trust to the extent and as provided in Article IX, Section 4, (v) with respect to any merger, consolidation or sale of assets of the Trust to the extent and as provided in Article IX, Section 5, (vi) with respect to any conversion of the Trust as provided in Article IX, Section 6, (vii) with respect to any amendment of this Declaration of Trust to the extent and as provided in Article IX,
Section 9, (viii) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (ix) with respect to such additional matters relating to the Trust as may be required by this Declaration of Trust, the Bylaws or any registration of the Trust with the Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. Notwithstanding any other provision of this Declaration of Trust, on any matter submitted to a vote of Shareholders, all Shares of the Trust then entitled to vote shall, except as otherwise provided in the Bylaws, be voted in the aggregate as a single class without regard to classes or series of Shares. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. Until Shares of any class or series are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, this Declaration of Trust or the Bylaws to be taken by Shareholders as to such class or series.

         Section 2. Voting Power and Meetings. Meetings of the Shareholders may be called by the Trustees for the purpose of electing Trustees as provided in
Article IV, Section 1 and for such other purposes as may be prescribed by law, by this Declaration of Trust or by the Bylaws. Meetings of the Shareholders may also be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. A meeting of Shareholders may be held at any place designated by the Trustees. Notice of any meeting of Shareholders, stating the time and place of the meeting, shall be given or caused to be given by the Trustees to each Shareholder by mailing such notice, postage prepaid, at least seven days before such meeting, at the Shareholder's address as it appears on the records of the Trust, or by facsimile or other electronic transmission, at least seven days before such meeting, to the telephone or facsimile number or e-mail or other electronic address most recently furnished to the Trust (or its agent) by the Shareholder. Whenever notice of a meeting is required to be given to a Shareholder under this Declaration of Trust or the Bylaws, a written waiver thereof, executed before or after the meeting by such Shareholder or his attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice.

         Section 3. Quorum and Required Vote. Except when a larger quorum is required by law, by the Bylaws or by this Declaration of Trust, 40% of the Shares entitled to vote shall constitute a quorum at a Shareholders' meeting. When any one or more Series or classes is to vote as a single class separate from any other Shares which are to vote on the same matters as a separate class or classes, 40% of the Shares of each such class entitled to vote shall constitute a quorum at a Shareholders' meeting of that class. Any meeting of Shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. When a quorum is present at any meeting, a majority of the Shares voted shall decide any questions and a plurality shall elect a Trustee, except when a larger vote is required by any provision of this Declaration of Trust or the Bylaws or by law. If any question on which the Shareholders are entitled to vote would adversely affect the rights of any Series or class of Shares, the vote of a majority (or such larger vote as is required as aforesaid) of the Shares of such Series or class which are entitled to vote, voting separately, shall also be required to decide such question.

         Section 4. Action by Written Consent. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such different proportion thereof as shall be required by any express provision of this Declaration of Trust or the Bylaws) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

         Section 5. Record Dates. For the purpose of determining the Shareholders of any Series or class who are entitled to vote or act at any meeting or any adjournment thereof, the Trustees may from time to time fix a time, which shall be not more than 90 days before the date of any meeting of Shareholders, as the record date for determining the Shareholders of such Series or class having the right to notice of and to vote at such meeting and any adjournment thereof, and in such case only Shareholders of record on such record date shall have such right, notwithstanding any transfer of Shares on the books of the Trust after the record date. For the purpose of determining the Shareholders of any Series or class who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a date, which shall be on or before the date for the payment of such dividend or such other payment, as the record date for determining the Shareholders of such Series or class having the right to receive such dividend or distribution. Without fixing a record date the Trustees may for voting and/or distribution purposes close the register or transfer books for one or more Series or classes for all or any part of the period prior to a meeting of Shareholders or the payment of a distribution. Nothing in this Section shall be construed as precluding the Trustees from setting different record dates for different Series or classes.

         Section 6. Additional Provisions. The Bylaws may include further provisions, not inconsistent with this Declaration of Trust, regarding Shareholders' voting powers, the conduct of meetings and related matters.

         Section 7. Removal of Trustees. No natural person shall serve as Trustee after the holders of record of not less than two-thirds of the outstanding Shares have declared that such Trustee be removed from that office either by declaration in writing filed with the Trust's custodian or by votes cast in person or by proxy at a meeting called for the purpose. The Trustees shall promptly call a meeting of Shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding Shares.


                                   ARTICLE VI

                                  Distributions


         The Trustees shall each year, or more frequently if they so determine in their sole discretion, distribute to the Shareholders of each class or series such amounts as the Trustees may determine subject to the preferences, special or relative rights and privileges of the various classes or series of Shares. Any such distribution to the Shareholders of a particular class or series shall be made to said Shareholders pro rata in proportion to the number of Shares of such class or series held by each of them. Such distributions shall be made in cash or Shares or other property or a combination thereof as determined by the Trustees.

                                   ARTICLE VII

              Compensation and Limitation of Liability of Trustees

         Section 2. Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act of omission of any other Trustee, but nothing herein contained shall protect any Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

                                  ARTICLE VIII

                                 Indemnification

         Section 1. Trustees, Officers, etc. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against. Losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

         Section 2. Compromise Payment. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry), to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 3. Indemnification Not Exclusive. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         Section 4. Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representative or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability.


                                   ARTICLE IX

                                  Miscellaneous

         Section 1. Trustees, Shareholders, etc. Not Personally Liable; Notice. All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Trust for payment under such credit, contract or claim, and neither the Shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Nothing in this Declaration of Trust shall protect any

Trustee against any liability to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.

         Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers shall give notice that this Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and shall recite that the same was executed or made by or on behalf of the Trust or by them as Trustee or Trustees or as officer or officers and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, and may contain such further recital as he or she or they may deem appropriate, but the omission thereof shall not operate to bind any Trustee or Trustees or officer or officers or Shareholder or Shareholders individually.

         Section 5. Merger, Consolidation and Sale of Assets. The Trust may merge or consolidate with any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of its assets, including its good will, upon such terms and conditions and for such consideration when and as authorized at any meeting of Shareholders called for the purpose, or may liquidate or dissolve when and as authorized, by the affirmative vote of the holders of not less than two-thirds of the Shares entitled to vote, provided, however, that if such merger, consolidation, sale, lease or exchange is recommended by two-thirds of the total number of Trustees then in office, the vote of the holders of a majority of the Shares entitled to vote shall be sufficient authorization. Nothing contained herein shall be construed as requiring approval of the Shareholders for any sale of assets in the ordinary course of business of the Trust. The provisions of this Section shall be subject to the voting powers of one or more classes or series of Shares as set forth in the Bylaws.

         Section 6. Conversion. Subject to the voting powers of one or more classes or series of Shares as set forth in the Bylaws, the Trust may be converted at any time from a "closed-end company" to an "open-end" company as those terms are defined in Section 5(a)(2) and 5(a)(1), respectively, of the 1940 Act, upon the approval of such a proposal, together with any necessary amendments to the Declaration of Trust to permit such a conversion, by the holders of two-thirds of the Shares entitled to vote, except that if such proposal is recommended by two-thirds of the total number of Trustees then in office, such proposal may be adopted by a vote of the majority of the Shares entitled to vote.

         Section 9. Amendments. Subject to the voting powers of one or more classes or series of Shares, as set forth in the Bylaws, this Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees (a) when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment amending or effecting the provisions of Section 1 of Article IV,
Section 4, 5 or 6 of this Article IX or this sentence shall require the vote of Shareholders holding two-thirds of the Shares entitled to vote, or (b) without Shareholder approval as may be necessary or desirable in order to authorize one or more classes or series of Shares as provided in Section 1 of Article III. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

         (e) None.

         (f) None.

         (g) None.

         (h) Not Applicable.

         (i) None.

         (j) Custodian Agreement between CTB Securities Trust Fund and Chinatrust Bank (U.S.A.) dated as of August 30, 2000 is filed herewith.

         (k) Fund Accounting Agreement between CTB Securities Trust Fund and Chinatrust Bank (U.S.A.) dated as of August 30, 2000 is filed herewith.

         (l) Not Applicable.

         (m) Not Applicable.

         (n) Not Applicable.

         (o) Not Applicable.

         (p) Purchase Agreement between CTB Securities Trust Fund and Henry Peng dated as of August 30, 2000 is filed herewith.

         (q) None.

         (r) Code of Ethics of CTB Securities Trust Fund is filed herewith.

         ITEM 25. MARKETING ARRANGEMENTS

         None.

         ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         None.

         ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         See Chart Below

                                        OWNERSHIP STRUCTURE OF CTB SECURITIES TRUST FUND

                                     CHINA TRUST HOLDINGS N.V. (NETHERLANDS ANTILLES CORPORATION)
                                                  Curacao Corporation Company N.V.
                                                   |                         |
                                                   |                         |   (100% ownership)
                                                   |                         |
                                                   |                     CHINA TRUST CAPITAL A S (DENMARK CORPORATION)
                              (66.62% ownership)   |                         |
                                                   |                         |
                                                   |                         |   (100% ownership)
                                                   |                         |
                                                   |                  CHINA TRUST CAPITAL B.V.  (NETHERLANDS CORPORATION)
                                                   |                         |
                                                   |                         |   (33.38% ownership)
                                                   |                         |
                                          CHINA TRUST HOLDINGS CORP. (DELAWARE CORPORATION)
                                                                   |
                                              (100% ownership)     |
                                                                   |
                                           CHINATRUST BANK (U.S.A.) (CALIFORNIA CORPORATION)
                                                                   |
                                                (100% ownership)   |
                                                                   |
                                                      CTB SECURITIES TRUST FUND
                                                    (Massachusetts business trust)


         ITEM 28. NUMBER OF HOLDERS OF SECURITIES OF THE FUND

         Title of Class                     Number of Record Holders
         --------------                     ------------------------

         Units of beneficial interest                1

         ITEM 29. INDEMNIFICATION

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, CTB Securities Trust Fund's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of CTB Securities Trust Fund, and that every written agreement, obligation, instrument, or undertaking made by CTB Securities Trust Fund shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust, as amended, also provides that CTB Securities Trust Fund shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of CTB Securities Trust Fund, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which CTB Securities Trust Fund itself would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of CTB Securities Trust Fund shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of CTB Securities Trust Fund's business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or CTB Securities Trust Fund shall look solely to the assets of the trust for payment.

         ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         See Item 9 - Management.

         ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

                  (1) Chinatrust Bank (U.S.A.), 22939 Hawthorne Boulevard, Torrance, California 90505 (records relating to management of the Fund and to Chinatrust Bank (U.S.A.)'s function as custodian and transfer agent)

                  (2) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, Bylaws and Minute Books)

         ITEM 32. MANAGEMENT SERVICES

         None.

         ITEM 33. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Torrance, California on the 21st day of November, 2000.

                             CTB Securities Trust Fund



                             By:   */s/ Henry Peng
                                  ---------------------------------------
                                      Henry Peng
                                      Trustee and President

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                   Capacity                      Date

*/s/ Jeffrey L. S. Koo      Trustee and Chairman          November 21, 2000
-----------------------
Jeffrey L. S. Koo


*/s/ Henry Peng             Trustee and President         November 21, 2000
-----------------------
Henry Peng


*/s/ Yu-Ching Lau           Chief Financial Officer       November 21, 2000
-----------------------
Yu-Ching Lau


*/s/ Nicholas Chen          Trustee                       November 21, 2000
-----------------------
Nicholas Chen


*/s/Sherry Chen Hsu         Trustee                       November 21, 2000
-----------------------
Sherry Chen Hsu


*/s/Clark Hsu               Trustee                       November 21, 2000
-----------------------
Clark Hsu

*By: /s/ DAVID J. BAUM
     ------------------
     David J. Baum
     Attorney-In-Fact, pursuant to
     powers of attorney filed herewith

                                POWER OF ATTORNEY


        Jeffrey L.S. Koo whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, David J. Baum, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable CTB Securities Trust Fund (the "Fund"), to comply with the Investment Company Act of 1940, as amended, ("the Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Fund's Registration Statement on Form N-2 pursuant to said Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director Jeffrey L.S. Koo and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

        This Power of Attorney shall terminate on November 20, 2001, and shall be revocable during this term.


Dated: November 20, 2000                           /s/ Jeffrey L.S. Koo
      ----------------------------                 ----------------------------
                                                   Jeffrey L.S. Koo

                                POWER OF ATTORNEY


        Henry Peng whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, David J. Baum, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable CTB Securities Trust Fund (the "Fund"), to comply with the Investment Company Act of 1940, as amended, ("the Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Fund's Registration Statement on Form N-2 pursuant to said Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director Henry Peng and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: November 14, 2000                           /s/ Henry Peng
      ----------------------------                 ----------------------------
                                                   Henry Peng

                                POWER OF ATTORNEY


        Yu-Ching Lau whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, David J. Baum, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable CTB Securities Trust Fund (the "Fund"), to comply with the Investment Company Act of 1940, as amended, ("the Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Fund's Registration Statement on Form N-2 pursuant to said Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director Yu-Ching Lau and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: November 14, 2000                            Yu-Ching Lau
      ----------------------------                 ----------------------------
                                                   Yu-Ching Lau

                                POWER OF ATTORNEY


        Nicholas Chen whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, David J. Baum, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable CTB Securities Trust Fund(the "Fund"), to comply with the Investment Company Act of 1940, as amended, ("the Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Fund's Registration Statement on Form N-2 pursuant to said Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director Nicholas Chen and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: November 14, 2000                     /s/ Nicholas Chen
      ---------------------------           ---------------------------
                                            Nicholas Chen

                                POWER OF ATTORNEY


        Sherry Chen Hsu whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, David J. Baum, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable CTB Securities Trust Fund(the "Fund"), to comply with the Investment Company Act of 1940, as amended, ("the Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Fund's Registration Statement on Form N-2 pursuant to said Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director Sherry Chen Hsu and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: November 14, 2000                    /s/ Sherry Chen Hsu
      ----------------------------          ---------------------------
                                            Sherry Chen Hsu

                                POWER OF ATTORNEY


        Clark Hsu whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, David J. Baum, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable CTB Securities Trust Fund(the "Fund"), to comply with the Investment Company Act of 1940, as amended, ("the Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Fund's Registration Statement on Form N-2 pursuant to said Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director Clark Hsu and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: November 14, 2000                    /s/ Clark Hsu
      -----------------------------         --------------------------
                                            Clark Hsu

                                  EXHIBIT INDEX

EXHIBIT NO.                DESCRIPTION


(2)(a) Declaration of Trust of CTB Securities Trust Fund dated as of August 28, 2000.

(2)(b)         Bylaws of CTB Securities Trust Fund.

(2)(j) Custodian Agreement between CTB Securities Trust Fund and Chinatrust Bank (U.S.A.) dated as of August 30, 2000.

(2)(k) Fund Accounting Agreement between CTB Securities Trust Fund. and Chinatrust Bank (U.S.A.) dated as of August 30, 2000.

(2)(p) Purchase Agreement between CTB Securities Trust Fund. and Henry Peng dated as of August 30, 2000.

(2)(r)         Code of Ethics of CTB Securities Trust Fund.